One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

VIA EDGAR TRANSMISSION

May 2, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AuguStar Variable Account A ("Registrant")
AuguStar® Life Insurance Company ("Depositor")
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
(Investment Company Act Number 811-1978)
(Central Index Key 0000073981)

PRODUCT NAME	FILE NUMBER
ONcore Premier (sold before October 1, 2012)	333-43515
ONcore Premier (sold on or after October 1, 2012)	333-182250
ONcore Premier II	333-164070
ONcore Flex	333-43511
ONcore Flex II	333-164069
ONcore Lite	333-52006
ONcore Lite II	333-156430
ONcore Lite III	333-164075
ONcore Select 4	333-212677
ONcore Select 7	333-212677
ONcore Ultra	333-134288
ONcore Ultra II	333-156432
ONcore Value (sold before October 1, 2012)	333-43513
ONcore Value (sold on or after October 1, 2012)	333-182248
ONcore Wealth Foundation 4	333-171785
ONcore Wealth Foundation 7	333-171785
ONcore Wrap	333-134982
ONcore Xtra (sold before October 1, 2012)	333-86603
ONcore Xtra (sold on or after October 1, 2012)	333-182249
ONcore Xtra II	333-164073

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at

(310) 433-5690.

Very truly yours,

/s/ Manda Ghaferi

Manda Ghaferi

General Counsel